EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Components of calculation of earnings per share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Six months ended		Year ended
(in thousands of $)	June 30, 2019	June 30, 2018	December 31, 2018
Basic earnings per share:
Net income available to stockholders	61,713	40,421	73,622
Diluted earnings per share:
Net income available to stockholders	61,713	40,421	73,622
Interest and other expenses attributable to convertible bonds	11,319	261	123
Net income assuming dilution	73,032	40,682	73,745

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Six months ended		Year ended
(in thousands)	June 30, 2019	June 30, 2018	December 31, 2018
Basic earnings per share:
Weighted average number of common shares outstanding	107,608	104,160	105,898
Diluted earnings per share:
Weighted average number of common shares outstanding*	107,608	104,160	105,898
Effect of dilutive share options	50	62	59
Effect of dilutive convertible bonds	21,677	818	1,649
Weighted average number of common shares outstanding assuming dilution	129,335	105,040	107,606

	Six months ended		Year ended
	June 30, 2019	June 30, 2018	December 31, 2018
Basic earnings per share:	$0.57	$0.39	$0.70
Diluted earnings per share:	$0.56	$0.39	$0.69